Employee costs - Disclosure of Average Monthly Number of Persons Employed by the Group (Including Directors) (Detail) - numberOfEmployees	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of employee costs and numbers [line items]
Total Continuing Operations	70,244	69,130	71,345
Discontinued Operations	0	21,292	20,616
Average number of employees	70,244	90,422	91,961
Manufacturing
Disclosure of employee costs and numbers [line items]
Total Continuing Operations	23,209	22,946	23,562
Selling, general and administration
Disclosure of employee costs and numbers [line items]
Total Continuing Operations	34,446	34,642	36,909
Research and development
Disclosure of employee costs and numbers [line items]
Total Continuing Operations	12,589	11,542	10,874